Debt	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020
Debt Disclosure [Abstract]
Debt

NOTE 6 – DEBT

On April 6, 2020, to supplement its cash balance, the Company submitted their application for a Paycheck Protection Program (“PPP”) loan (the “SBA loan”) sponsored by the U.S. Small Business Administration in the amount of $365,430. On April 12, 2020, Company’s SBA loan application was approved, and the Company received loan proceeds on April 22, 2020. The SBA loan has an interest rate of 1% and matures on April 12, 2022.

Section 1106 of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) provides for forgiveness of up to the full principal amount of qualifying loans guaranteed under the PPP. The PPP and loan forgiveness are intended to provide economic relief to small businesses, such as the Company, that are adversely impacted under the COVID-19 Emergency Declaration issued by President Donald J. Trump on March 13, 2020.

As a result of staff reductions during 2020, the Company expects the ultimate amount of loan forgiveness to be less the original principal of the PPP SBA loan.

The PPP loan balance at December 31, 2020 was $365,430. The Company filed for partial loan forgiveness on January 29, 2021 but has not received approval of its forgiveness application as of the time of this filing.

NOTE 6 – DEBT

On April 6, 2020, to supplement its cash balance, the Company submitted their application for a Paycheck Protection Program (“PPP”) loan (the “SBA loan”) sponsored by the U.S. Small Business Administration in the amount of $365,430. On April 12, 2020, Company’s SBA loan application was approved, and the Company received loan proceeds on April 22, 2020. The SBA loan has an interest rate of 1% and matures on April 12, 2022.

Section 1106 of the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) provides for forgiveness of up to the full principal amount of qualifying loans guaranteed under the PPP. The PPP and loan forgiveness are intended to provide economic relief to small businesses, such as the Company, that are adversely impacted under the COVID-19 Emergency Declaration issued by President Donald J. Trump on March 13, 2020.

As a result of staff reductions during 2020, the Company expects the ultimate amount of loan forgiveness to be minimal.

The Paycheck Protection Program loan balance at September 30, 2020 was $365,430

Future Minimum Paycheck Protection Program loan payment by Fiscal Year
2021	$216,902

2022	148,528
Total Paycheck Protection Program loan	$365,430